Certain Transactions (Details) - Schedule of fair value of the consideration transferred to Origin stockholders for the Origin transaction $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of fair value of the consideration transferred to Origin stockholders for the Origin transaction [Abstract]
Cash payments	$ 33,076 [1]
Issuance of ordinary shares to Origin stockholders	26,636
Contingent consideration at estimated fair value	37,400
Total consideration	$ 97,112

[1]	Of which $31.2 million were paid on December 31, 2020.